Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

December 6, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FlowStone Opportunity Fund (the “Fund”) (File Nos. 812-14915; 333-225212)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The purpose of this amendment is to update the Fund’s financial statements.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in my absence, to Joshua M. Lindauer at (215) 988-2738.

Very truly yours,

/s/ David L. Williams
David L. Williams